Taxes - Provision by Geographic Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
Total continuing operations provision for/(benefit from) income taxes	$ 124	$ (1,360)	$ 60
U.S.
Taxes
Total continuing operations provision for/(benefit from) income taxes	(969)	1,913	(419)
Non-United States
Taxes
Total continuing operations provision for/(benefit from) income taxes	$ 1,093	$ (3,273)	$ 479